Schedule of investments
Delaware Ivy Accumulative Fund	March 31, 2023 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 101.10%
Communication Services — 5.33%
Alphabet Class A †	138,827	$ 14,400,524
Electronic Arts	76,696	9,238,033
Trade Desk Class A †	152,014	9,259,173
		32,897,730
Consumer Discretionary — 18.49%
Amazon.com †	139,153	14,373,113
Chewy Class A †	143,656	5,369,861
Chipotle Mexican Grill †	12,408	21,196,462
Ferrari	16,985	4,601,916
Lululemon Athletica †	53,466	19,471,783
LVMH Moet Hennessy Louis Vuitton ADR	25,296	4,647,634
Starbucks	73,757	7,680,317
TopBuild †	37,912	7,891,004
Ulta Beauty †	35,357	19,293,254
YETI Holdings †	240,743	9,629,720
		114,155,064
Consumer Staples — 4.00%
Celsius Holdings †	80,979	7,526,188
Coca-Cola	276,702	17,163,825
		24,690,013
Financials — 3.15%
Intercontinental Exchange	142,269	14,837,234
S&P Global	13,383	4,614,057
		19,451,291
Healthcare — 20.34%
Danaher	56,801	14,316,124
Dexcom †	215,560	25,043,761
Inari Medical †	271,483	16,761,360
Inspire Medical Systems †	95,121	22,264,972
Pacira BioSciences †	302,407	12,341,230
Progyny †	311,268	9,997,928
UnitedHealth Group	52,528	24,824,208
		125,549,583
Industrials — 10.66%
Cintas	16,146	7,470,431
CoStar Group †	205,522	14,150,190
SiteOne Landscape Supply †	52,985	7,252,057
Trex †	99,988	4,866,416
Uber Technologies †	435,068	13,791,656
NQ-IV920 [3/23] 5/23 (2913036)    1

Schedule of investments
Delaware Ivy Accumulative Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Industrials (continued)
United Rentals	33,503	$ 13,259,147
Verisk Analytics	26,150	5,017,139
		65,807,036
Information Technology — 39.13%
Advanced Micro Devices †	49,132	4,815,427
Arista Networks †	171,527	28,792,522
Datadog Class A †	112,091	8,144,532
Enphase Energy †	25,217	5,302,631
HubSpot †	35,235	15,107,006
Intuit	23,786	10,604,512
Marvell Technology	215,793	9,343,837
Mastercard Class A	12,713	4,620,031
Microsoft	107,194	30,904,030
Motorola Solutions	60,705	17,369,522
NVIDIA	30,607	8,501,706
Palo Alto Networks †	73,960	14,772,771
ServiceNow †	35,727	16,603,052
Snowflake Class A †	51,468	7,940,998
VeriSign †	132,475	27,995,942
Visa Class A	136,385	30,749,362
		241,567,881
Total Common Stocks (cost $590,155,025)		624,118,598

Short-Term Investments — 0.58%
Money Market Mutual Funds — 0.58%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.72%)	892,258	892,258
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.72%)	892,258	892,258
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.84%)	892,258	892,258
2    NQ-IV920 [3/23] 5/23 (2913036)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.73%)	892,259	$ 892,259
Total Short-Term Investments (cost $3,569,033)		3,569,033
Total Value of Securities—101.68% (cost $593,724,058)		627,687,631

Liabilities Net of Receivables and Other Assets—(1.68%)		(10,365,122)
Net Assets Applicable to 135,981,112 Shares Outstanding—100.00%		$617,322,509
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
S&P – Standard & Poor’s Financial Services LLC
NQ-IV920 [3/23] 5/23 (2913036)    3